Revenues - Schedule of Company’s Revenues Disaggregated by Service Lines (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Total operating revenues	$ 12,241,483	$ 9,519,777	$ 10,886,035	$ 5,004,493
Brokerage Services [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Total operating revenues	2,633,613	2,048,069	3,906,953	2,817,930
Brokerage Services [Member] | Independent Third Parties [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Total operating revenues	2,633,613	2,048,069	3,904,853	2,806,930
Brokerage Services [Member] | Related Parties [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Total operating revenues			2,100	11,000
Property Management [Member] | Independent Third Parties [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Total operating revenues	5,985,890	4,655,020	4,182,808	846,726
Emerging and Other Services [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Total operating revenues	3,298,455	2,565,094	2,796,274	1,339,837
Emerging and Other Services [Member] | Independent Third Parties [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Total operating revenues	3,298,455	2,565,094	2,791,254	828,509
Emerging and Other Services [Member] | Related Parties [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Total operating revenues			5,020	511,328
Digital Marketing Services [Member] | Independent Third Parties [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Total operating revenues	$ 323,525	$ 251,594